Segment Information by geographical area (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information by geographical area
Schedule of segment information by geographical area

		Rest of	North		Rest of
(M$)	France	Europe	America	Africa	the world	Total
For the year ended December 31, 2021
External sales	43,316	85,072	22,998	19,520	34,957	205,863
Property, plant and equipment, intangible assets, net	14,204	29,660	12,229	41,593	41,357	139,043
Capital expenditures	2,157	3,027	1,680	3,696	6,029	16,589
For the year ended December 31, 2020
External sales	32,748	67,292	13,258	16,011	11,376	140,685
Property, plant and equipment, intangible assets, net	14,555	30,932	11,891	43,087	41,398	141,863
Capital expenditures	2,044	3,165	899	3,816	5,610	15,534
For the year ended December 31, 2019
External sales	43,877	99,176	19,946	21,303	16,014	200,316
Property, plant and equipment, intangible assets, net	13,212	28,765	18,916	45,573	43,120	149,586
Capital expenditures	1,979	3,201	1,748	7,663	4,646	19,237